File Nos. 333-138560

811-21978

As filed with the Securities and Exchange Commission on September 23, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 24	☒
(Check appropriate box or boxes)

PIONEER SERIES TRUST VI*

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Pioneer Investment Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a Previously filed post-effective amendment.

*	This filing relates solely to Pioneer Multi-Asset Real Return Fund, a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Admendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 23rd day of September, 2013.

PIONEER SERIES TRUST VI

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on September 23, 2013:

Signature	Title

John F. Cogan, Jr.*	President (Principal Executive Officer) and
John F. Cogan, Jr.	Trustee

Mark E. Bradley*	Treasurer (Principal Financial and
Mark E. Bradley	Accounting Officer)

David R. Bock*	Trustee
David R. Bock

Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

/s/ Daniel K. Kingsbury	Executive Vice President and Trustee
Daniel K. Kingsbury

Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

Marguerite A. Piret*	Trustee
Marguerite A. Piret

Stephen K. West*	Trustee
Stephen K. West

*By:	/s/ Daniel K. Kingsbury	September 23, 2013
Attorney-in-Fact

Pioneer Cayman Commodity Fund Ltd. certifies that it has duly caused this Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the city of Boston, and Commonwealth of Massachusetts, on the 23rd day of September, 2013.

PIONEER CAYMAN COMMODITY FUND, LTD.

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Director

This Registration Statement of Pioneer Series Trust VI, with respect only to information that specifically relates to Pioneer Cayman Commodity Fund Ltd., has been signed below by the following person in the capacity indicated below on September 23, 2013.

SIGNATURE	TITLE

/s/ Daniel K. Kingsbury	Director
Daniel K. Kingsbury

Pioneer Series Trust VI

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase